Average Annual Total Returns{- Fidelity Flex Freedom Blend Income Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-12 - Fidelity Flex Freedom Blend Income Fund	Fidelity Flex Freedom Blend Income Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend Income Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend Income Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0199 Past 1 year	F0199 Since Inception
Total	3.29%	5.53%	[1]	1.67%	4.07%	[1]	2.33%	3.77%	[1]	(1.54%)	3.37%	[1]	3.09%	5.42%	[1]

[1]	(a)From June 8, 2017